UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22779

Nuveen Intermediate Duration Quality Municipal Term Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman

Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       May 31

Date of reporting period: August 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

NIQ
Nuveen Intermediate Duration Quality Municipal Term Fund
Portfolio of Investments    August 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 128.7% (100.0% of Total Investments)
	MUNICIPAL BONDS – 128.7% (100.0% of Total Investments)
	Alabama – 2.4% (1.9% of Total Investments)
$ 2,000	Alabama Federal Aid Highway Finance Authority, Federal Highway Grant Anticipation Revenue Bonds, Tender Option Bond Trust 2016-XL0024, 15.813%, 9/01/26 (Pre-refunded 9/01/22), 144A (IF) (4)	9/22 at 100.00	AA (5)	$3,165,020
1,000	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A, 5.000%, 9/01/34	No Opt. Call	A3	1,171,730
3,000	Total Alabama			4,336,750
	Arizona – 1.8% (1.4% of Total Investments)
	Arizona Health Facilities Authority, Hospital Revenue Bonds, Phoenix Children's Hospital, Series 2013D:
965	5.000%, 2/01/24	2/23 at 100.00	A+	1,052,815
1,065	5.000%, 2/01/26	2/23 at 100.00	A+	1,150,892
1,000	University Medical Center Corporation, Tucson, Arizona, Hospital Revenue Bonds, Series 2011, 5.000%, 7/01/19 (ETM)	No Opt. Call	N/R (5)	1,026,390
3,030	Total Arizona			3,230,097
	California – 15.7% (12.2% of Total Investments)
3,000	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Senior Lien Series 2013A, 5.000%, 10/01/27 – AGM Insured	10/23 at 100.00	AA	3,416,490
500	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2017A, 5.000%, 11/15/36	11/27 at 100.00	AA-	579,375
	California Municipal Finance Authority, Revenue Bonds, Biola University, Series 2013:
560	5.000%, 10/01/19	No Opt. Call	Baa1	579,729
415	5.000%, 10/01/21	No Opt. Call	Baa1	453,080
1,720	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A, 5.000%, 12/31/34 (Alternative Minimum Tax)	6/28 at 100.00	BBB+	1,954,195
1,930	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.250%, 12/01/34	12/24 at 100.00	BB	2,118,850
3,335	Eastern Municipal Water District Financing Authority, California, Water and Wastewater Revenue Bonds, Series 2017D, 5.250%, 7/01/42	7/27 at 100.00	AA+	3,941,070
660	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax Allocation Bonds, Series 2007A, 5.500%, 9/01/27 – SYNCORA GTY Insured	10/18 at 100.00	N/R	661,716
940	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Rancho Vallecitos Mobile Home Park, Series 2013, 4.500%, 4/15/23	No Opt. Call	A-	985,590
	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007:
830	4.625%, 6/01/21	10/18 at 100.00	N/R	830,207
1,040	5.000%, 6/01/21	11/18 at 100.00	N/R	1,040,385

NIQ	Nuveen Intermediate Duration Quality Municipal Term Fund (continued)
Portfolio of Investments August 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities District 31 Eastvale Area, Series 2013:
$ 150	4.000%, 9/01/25	9/22 at 100.00	N/R	$155,657
305	4.000%, 9/01/26	9/22 at 100.00	N/R	315,224
250	4.000%, 9/01/27	9/22 at 100.00	N/R	257,718
475	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 5.250%, 11/01/21 (Pre-refunded 11/01/20)	11/20 at 100.00	BBB- (5)	496,076
1,790	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Senior Series 2013A, 5.000%, 9/01/22	No Opt. Call	N/R	1,968,893
185	Riverside County Redevelopment Agency, California, Tax Allocation Housing Bonds, Series 2011A, 0.000%, 10/01/26 (ETM) (6)	No Opt. Call	A (5)	190,337
1,500	San Diego Association of Governments, California, South Bay Expressway Toll Revenue Bonds, First Senior Lien Series 2017A, 5.000%, 7/01/36	7/27 at 100.00	A	1,739,790
2,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2016A, 5.000%, 5/01/26	No Opt. Call	A+	2,377,000
1,400	San Joaquin County Transportation Authority, California, Sales Tax Revenue, Limited Tax Measure K Series 2017, 5.000%, 3/01/32	3/27 at 100.00	AA	1,665,034
	Vernon, California, Electric System Revenue Bonds, Series 2009A:
530	5.125%, 8/01/21 (Pre-refunded 8/01/19)	8/19 at 100.00	N/R (5)	547,304
895	5.125%, 8/01/21	8/19 at 100.00	A-	919,791
925	Washington Township Health Care District, California, Revenue Bonds, Series 2009A, 6.000%, 7/01/29	7/19 at 100.00	Baa1	949,152
25,335	Total California			28,142,663
	Colorado – 9.8% (7.6% of Total Investments)
	Colorado Educational and Cultural Facilities Authority, Charter School Refunding Revenue Bonds, Pinnacle Charter School, Inc. K-8 Facility Project, Series 2013:
310	4.000%, 6/01/20	No Opt. Call	A+	320,215
250	5.000%, 6/01/21	No Opt. Call	A+	268,775
	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Tender Option Bond Trust 2016-XF2354:
100	16.293%, 3/01/25,144A (IF) (4)	No Opt. Call	AA	180,617
300	16.293%, 3/01/26,144A (IF) (4)	No Opt. Call	AA	563,619
430	16.260%, 3/01/27,144A (IF) (4)	No Opt. Call	AA	832,454
725	16.293%, 3/01/28,144A (IF) (4)	No Opt. Call	AA	1,455,785
200	16.293%, 3/01/29,144A (IF) (4)	No Opt. Call	AA	399,766
1,870	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016, 5.000%, 12/01/30	12/26 at 100.00	Baa2	2,105,377
350	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/21 – NPFG Insured	No Opt. Call	BBB+	327,747
8,500	Fort Collins, Colorado, Electric Utility Enterprise System Revenue Bonds, Series 2018A, 5.000%, 12/01/42	6/28 at 100.00	AA-	9,786,475

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 1,000	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008, 6.500%, 11/15/38	No Opt. Call	A+	$ 1,376,490
14,035	Total Colorado			17,617,320
	Florida – 10.5% (8.1% of Total Investments)
	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project, Series 2013A:
420	5.000%, 11/15/20	No Opt. Call	BBB	445,137
150	5.000%, 11/15/23	No Opt. Call	BBB	166,687
460	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Phase 1 Project, Series 2013A, 5.500%, 11/01/23	No Opt. Call	N/R	487,108
1,270	Broward County, Florida, Fuel System Revenue Bonds, Fort Lauderdale Fuel Facilities LLC Project, Series 2013A, 5.000%, 4/01/23 – AGM Insured (Alternative Minimum Tax)	No Opt. Call	AA	1,402,880
1,740	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2017, 5.000%, 10/01/33	10/27 at 100.00	A+	2,013,075
390	Capital Trust Agency, Florida, Fixed Rate Air Cargo Revenue Refunding Bonds, Aero Miami FX, LLC Project, Series 2010A, 5.350%, 7/01/29	7/20 at 100.00	Baa3	402,749
1,610	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University, Refunding Series 2013A, 4.500%, 6/01/23	No Opt. Call	BBB-	1,660,490
1,000	Florida Mid-Bay Bridge Authority, Revenue Bonds, 1st Senior Lien Series 2015A, 5.000%, 10/01/23	No Opt. Call	BBB+	1,121,930
2,960	Florida Municipal Power Agency, Revenue Bonds, Saint Lucie Project, Refunding Series 2012A, 5.000%, 10/01/26	10/22 at 100.00	A2	3,248,393
500	Gainesville, Florida, Utilities System Revenue Bonds, Series 2017A, 5.000%, 10/01/37	10/27 at 100.00	AA-	575,470
	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013:
3,150	3.950%, 12/15/21 (Alternative Minimum Tax)144A	6/20 at 100.00	Baa2	3,234,955
500	4.200%, 12/15/25 (Alternative Minimum Tax)144A	6/20 at 100.00	Baa2	510,465
1,400	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Jupiter Medical Center, Series 2013A, 5.000%, 11/01/22	No Opt. Call	BBB+	1,529,178
510	Putnam County Development Authority, Florida, Pollution Control Revenue Bonds, Seminole Electric Cooperative, Inc. Project, Refunding Series 2018B, 5.000%, 3/15/42	5/28 at 100.00	A-	571,756
305	Southeast Overtown/Park West Community Redevelopment Agency, Florida, Tax Increment Revenue Bonds, Series 2014A-1, 5.000%, 3/01/24, 144A	No Opt. Call	BBB+	339,084
1,055	Verandah West Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Series 2013, 4.000%, 5/01/23	No Opt. Call	N/R	1,052,732
17,420	Total Florida			18,762,089
	Georgia – 1.7% (1.3% of Total Investments)
1,025	Atlanta, Georgia, Tax Allocation Bonds, Perry Bolton Project Series 2014, 4.000%, 7/01/22	No Opt. Call	A-	1,087,997
1,000	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2017B, 5.500%, 2/15/42	2/27 at 100.00	AA	1,176,280
828	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2012A-2, 3.930%, 7/01/26	11/18 at 100.00	N/R	726,211
2,853	Total Georgia			2,990,488

NIQ	Nuveen Intermediate Duration Quality Municipal Term Fund (continued)
Portfolio of Investments August 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois – 12.2% (9.5% of Total Investments)
$ 2,500	Cook County, Illinois, General Obligation Bonds, Tender Option Bond Trust 2015-XF1007, 12.909%, 11/15/25, 144A (IF) (4)	11/22 at 100.00	AA-	$3,435,025
550	Hillside, Cook County, Illinois, Tax Increment Revenue Bonds, Mannheim Redevelopment Project, Senior Lien Series 2008, 6.550%, 1/01/20	11/18 at 100.00	N/R	561,479
2,680	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding Series 2006A, 5.000%, 4/01/24	11/18 at 100.00	Baa3	2,681,045
4,000	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Refunding Series 2015A, 5.000%, 2/01/27	8/25 at 100.00	A1	4,565,160
5,000	Illinois State, General Obligation Bonds, Series 2013, 5.000%, 7/01/23	No Opt. Call	BBB	5,302,550
1,790	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 12/01/19	No Opt. Call	AA-	1,862,065
290	Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and Greene Counties Community College District 536, Illinois, General Obligation Bonds, Lewis & Clark Community College, Refunding Series 2017A, 5.000%, 11/01/33 – AGM Insured	11/26 at 100.00	AA	321,485
1,000	Southwestern Illinois Development Authority, Local Government Revenue Bonds, Edwardsville Community Unit School District 7 Project, Series 2007, 0.000%, 12/01/22 – AGM Insured	No Opt. Call	AA	882,890
2,000	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015, 5.000%, 3/01/33	3/25 at 100.00	A	2,200,820
19,810	Total Illinois			21,812,519
	Indiana – 1.6% (1.3% of Total Investments)
1,145	Indiana Finance Authority, Educational Facilities Revenue Bonds, 21st Century Charter School Project, Series 2013A, 6.000%, 3/01/33	3/23 at 100.00	B+	1,158,877
1,500	Indiana Finance Authority, Lease Appropriation Bonds, Stadium Project, Refunding Series 2015A, 5.000%, 2/01/25	No Opt. Call	AA+	1,731,210
2,645	Total Indiana			2,890,087
	Iowa – 1.6% (1.3% of Total Investments)
855	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/27, 144A	6/19 at 105.00	B	906,770
2,000	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	11/18 at 100.00	BB-	2,018,600
2,855	Total Iowa			2,925,370
	Kentucky – 2.7% (2.1% of Total Investments)
	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A:
1,350	5.000%, 7/01/20	No Opt. Call	BBB+	1,410,669
925	4.250%, 7/01/35	7/25 at 100.00	BBB+	926,628
3,000	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Capital Appreciation Series 2013B, 0.000%, 7/01/23	No Opt. Call	Baa3	2,564,400
5,275	Total Kentucky			4,901,697
	Louisiana – 0.6% (0.5% of Total Investments)
1,000	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/22	No Opt. Call	A-	1,103,740

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maine – 3.0% (2.3% of Total Investments)
$ 1,000	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013, 5.000%, 7/01/33	7/23 at 100.00	BBB	$1,045,190
	Maine Health and Higher Educational Facilities Authority Revenue Bonds, MaineHealth Issue, Series 2018A:
435	5.000%, 7/01/43	7/28 at 100.00	A+	487,283
565	5.000%, 7/01/48	7/28 at 100.00	A+	632,410
	Maine Turnpike Authority, Special Obligation Bonds, Series 2014:
620	5.000%, 7/01/25	7/24 at 100.00	A+	702,045
340	5.000%, 7/01/27	7/24 at 100.00	A+	382,248
1,850	5.000%, 7/01/29	7/24 at 100.00	A+	2,067,190
4,810	Total Maine			5,316,366
	Maryland – 1.3% (1.0% of Total Investments)
615	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017, 5.000%, 9/01/32	9/27 at 100.00	BBB-	698,824
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial Hospital Issue, Series 2012A:
195	5.000%, 7/01/20	No Opt. Call	Baa1	205,232
275	5.000%, 7/01/22	No Opt. Call	Baa1	302,222
1,000	Prince George's County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2011A, 5.000%, 9/15/22 (Pre-refunded 9/15/21)	9/21 at 100.00	AAA	1,092,950
2,085	Total Maryland			2,299,228
	Massachusetts – 1.3% (1.0% of Total Investments)
	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Series 2012C:
80	5.000%, 7/01/29 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (5)	88,694
420	5.000%, 7/01/29	7/22 at 100.00	BBB	449,320
500	5.000%, 7/01/29 (Pre-refunded 7/01/22)	7/22 at 100.00	Baa2 (5)	554,335
	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A:
140	5.000%, 1/01/21 – AMBAC Insured (Alternative Minimum Tax)	11/18 at 100.00	N/R	141,012
1,000	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	1/19 at 100.00	N/R	1,009,860
2,140	Total Massachusetts			2,243,221
	Michigan – 5.8% (4.5% of Total Investments)
1,000	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Tender Option Bond Trust 2016-XG0091, 16.850%, 5/01/30 – AGM Insured, 144A (IF) (4)	No Opt. Call	Aa1	2,017,480
5	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 5.000%, 7/01/36 – FGIC Insured	11/18 at 100.00	A3	5,011
5	Detroit, Michigan, Water Supply System Revenue Bonds, Second Lien Series 2003B, 5.000%, 7/01/34 – NPFG Insured	11/18 at 100.00	BBB+	5,012
730	Flint Hospital Building Authority, Michigan, Building Authority Revenue Bonds, Hurley Medical Center, Series 2013A, 5.000%, 7/01/23	No Opt. Call	BBB-	769,960

NIQ	Nuveen Intermediate Duration Quality Municipal Term Fund (continued)
Portfolio of Investments August 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$ 2,020	Michigan Finance Authority, Hospital Revenue Bonds, Crittenton Hospital Medical Center, Refunding Series 2012A, 4.125%, 6/01/32 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (5)	$2,173,096
3,000	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Refunding Senior Loan Series 2014D-1, 5.000%, 7/01/23 – AGM Insured	No Opt. Call	AA	3,367,620
120	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Old Redford Academy Project, Series 2010A, 5.250%, 12/01/20	No Opt. Call	BB-	120,567
1,405	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Tender Option Bond Trust 2015-XF0126, 15.881%, 12/01/27, 144A (IF) (4)	12/20 at 100.00	AA-	1,859,967
8,285	Total Michigan			10,318,713
	Minnesota – 1.2% (1.0% of Total Investments)
550	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series 2016, 5.000%, 1/01/27	1/26 at 100.00	A-	631,543
750	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted Medical Center Project, Series 2013, 5.000%, 7/01/20	No Opt. Call	A	790,597
	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Saint Paul Conservatory for Performing Artists Charter School Project, Series 2013A:
205	3.550%, 3/01/21	No Opt. Call	BB+	203,506
100	3.700%, 3/01/22	No Opt. Call	BB+	99,000
500	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd Lutheran Home, Refunding Series 2013, 5.000%, 1/01/19	No Opt. Call	N/R	503,455
2,105	Total Minnesota			2,228,101
	Mississippi – 1.7% (1.3% of Total Investments)
	Mississippi Development Bank Special Obligation Bonds, Marshall County Industrial Development Authority, Mississippi Highway Construction Project, Tender Option Bond Trust 3315:
800	16.293%, 1/01/24 (Pre-refunded 1/01/22),144A (IF) (4)	1/22 at 100.00	AA- (5)	1,193,216
1,000	16.293%, 1/01/25 (Pre-refunded 1/01/22),144A (IF) (4)	1/22 at 100.00	AA- (5)	1,491,520
200	16.293%, 1/01/26 (Pre-refunded 1/01/22),144A (IF) (4)	1/22 at 100.00	AA- (5)	298,304
2,000	Total Mississippi			2,983,040
	Missouri – 2.0% (1.5% of Total Investments)
160	Franklin County Industrial Development Authority, Missouri, Sales Tax Refunding Revenue Bonds, Phoenix Center II Community Improvement District Project, Series 2013A, 4.000%, 11/01/25	11/20 at 100.00	N/R	158,032
3,000	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A, 5.000%, 1/01/23	No Opt. Call	A	3,354,960
3,160	Total Missouri			3,512,992
	Nebraska – 1.8% (1.4% of Total Investments)
3,000	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/32	9/22 at 100.00	A	3,271,140

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada – 1.9% (1.5% of Total Investments)
$ 515	Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional Healthcare Project, Series 2017A, 5.000%, 9/01/47	9/27 at 100.00	BBB+	$562,504
	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Refunding Series 2016:
1,295	5.000%, 6/15/26	No Opt. Call	BBB+	1,484,057
1,210	5.000%, 6/15/27	6/26 at 100.00	BBB+	1,376,714
3,020	Total Nevada			3,423,275
	New Jersey – 5.3% (4.2% of Total Investments)
615	New Jersey Economic Development Authority, Charter School Revenue Bonds, Lady Liberty Academy Charter School Project, Series 2013A, 5.150%, 8/01/23 (7)	No Opt. Call	N/R	369,000
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
2,000	5.000%, 6/15/24	6/22 at 100.00	BBB+	2,153,640
1,000	5.000%, 6/15/28	6/22 at 100.00	BBB+	1,062,430
	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013:
860	5.000%, 1/01/21 (Alternative Minimum Tax)	No Opt. Call	BBB	913,595
500	5.000%, 1/01/22 (Alternative Minimum Tax)	No Opt. Call	BBB	541,755
500	5.000%, 7/01/22 (Alternative Minimum Tax)	No Opt. Call	BBB	547,000
620	5.000%, 1/01/23 (Alternative Minimum Tax)	No Opt. Call	BBB	683,110
1,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Tender Option Bond Trust 2016-XF2340, 4.810%, 9/01/25, 144A (IF) (4)	3/25 at 100.00	A-	921,600
1,000	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999, 5.250%, 9/15/29 (Alternative Minimum Tax)	8/22 at 101.00	BB	1,086,790
800	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.250%, 7/01/21	11/18 at 100.00	BB+	801,256
450	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46	6/28 at 100.00	BBB	485,978
9,345	Total New Jersey			9,566,154
	New York – 4.3% (3.3% of Total Investments)
495	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Catholic Health System, Inc. Project, Series 2015, 5.000%, 7/01/29	7/25 at 100.00	BBB+	549,841
4,250	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2017, 5.000%, 9/01/47	9/27 at 100.00	A-	4,797,443
2,000	New York Convention Center Development Corporation, New York, Revenue Bonds, Hotel Unit Fee Secured, Refunding Series 2015, 5.000%, 11/15/25	No Opt. Call	Aa3	2,343,100
6,745	Total New York			7,690,384
	North Carolina – 0.2% (0.2% of Total Investments)
400	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A, 5.250%, 1/01/25 (Pre-refunded 1/01/19) – AGC Insured	1/19 at 100.00	AA (5)	404,740

NIQ	Nuveen Intermediate Duration Quality Municipal Term Fund (continued)
Portfolio of Investments August 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio – 4.8% (3.7% of Total Investments)
$ 3,500	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 5.875%, 6/01/30	11/18 at 100.00	B-	$3,516,065
3,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (Mandatory Put 12/03/18) (7)	No Opt. Call	N/R	1,800,000
1,150	Ohio State, Private Activity Bonds, Portsmouth Gateway Group, LLC - Borrower, Portsmouth Bypass Project, Series 2015, 5.000%, 12/31/27 – AGM Insured (Alternative Minimum Tax)	6/25 at 100.00	AA	1,287,828
2,000	Ross County, Ohio, Hospital Revenue Refunding Bonds, Adena Health System Series 2008, 5.750%, 12/01/28 (Pre-refunded 12/01/18)	12/18 at 100.00	A- (5)	2,019,940
9,650	Total Ohio			8,623,833
	Oklahoma – 0.2% (0.1% of Total Investments)
255	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B, 5.250%, 8/15/43	8/28 at 100.00	Baa3	286,051
	Oregon – 0.6% (0.5% of Total Investments)
965	Astoria Hospital Facilities Authority, Oregon, Hospital Revenue and Refunding Bonds, Columbia Memorial Hospital, Series 2012, 5.000%, 8/01/22	No Opt. Call	A-	1,059,116
	Pennsylvania – 4.1% (3.2% of Total Investments)
90	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc. - Student Housing Project at Millersville University, Series 2013, 4.000%, 7/01/19	No Opt. Call	BBB-	91,252
	Erie Higher Education Building Authority, Pennsylvania, Revenue Bonds, Gannon University Project, Series 2013:
465	4.000%, 5/01/20	No Opt. Call	BBB+	478,141
480	4.000%, 5/01/21	No Opt. Call	BBB+	499,128
500	4.000%, 5/01/22	No Opt. Call	BBB+	523,710
520	4.000%, 5/01/23	No Opt. Call	BBB+	547,279
2,190	Erie Sewer Authority, Erie County, Pennsylvania, Sewer Revenue Bonds, Series 2012A, 5.000%, 6/01/21 – AGM Insured	No Opt. Call	AA	2,354,469
1,700	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series 2015, 5.000%, 6/30/28 (Alternative Minimum Tax)	6/26 at 100.00	BBB	1,902,640
	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2013:
370	5.000%, 12/01/20	No Opt. Call	A+	393,251
435	5.000%, 12/01/21	No Opt. Call	A+	472,575
6,750	Total Pennsylvania			7,262,445
	South Carolina – 2.4% (1.8% of Total Investments)
2,000	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Refunding Series 2012D, 5.000%, 12/01/43	6/22 at 100.00	A+	2,086,340

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Carolina (continued)
$ 2,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2014B, 5.000%, 12/01/31	6/24 at 100.00	A+	$ 2,165,460
4,000	Total South Carolina			4,251,800
	Tennessee – 8.0% (6.2% of Total Investments)
2,605	Greeneville Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Ballad Health, Series 2018A, 5.000%, 7/01/37	7/28 at 100.00	A	2,918,095
	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Covenant Health, Refunding Series 2012A:
1,440	5.000%, 1/01/25	1/23 at 100.00	A	1,594,670
2,170	5.000%, 1/01/26	1/23 at 100.00	A	2,395,550
2,000	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2010B, 5.750%, 7/01/22 (Alternative Minimum Tax)	7/20 at 100.00	A	2,130,140
450	Metropolitan Government of Nashville-Davidson County, Tennessee, Water and Sewerage Revenue Bonds, Green Series 2017A, 5.000%, 7/01/42	7/27 at 100.00	AA	518,913
400	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	457,292
	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C:
1,020	5.000%, 2/01/21	No Opt. Call	Baa2	1,086,790
1,490	5.000%, 2/01/24	No Opt. Call	A	1,664,434
1,365	5.000%, 2/01/25	No Opt. Call	A	1,538,232
12,940	Total Tennessee			14,304,116
	Texas – 9.2% (7.2% of Total Investments)
500	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Subordinate Lien Series 2013, 5.000%, 1/01/22	No Opt. Call	BBB	540,425
200	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010, 5.750%, 1/01/25 (Pre-refunded 1/01/20)	1/20 at 100.00	BBB+ (5)	210,406
685	Denton County Fresh Water Supply District 7, Texas, General Obligation Bonds, Refunding Series 2013, 4.000%, 2/15/21 – AGM Insured	No Opt. Call	AA	714,846
2,000	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)	10/22 at 100.00	BB	2,065,100
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series 2014C:
230	5.000%, 11/15/22	No Opt. Call	A3	252,273
1,660	5.000%, 11/15/23	No Opt. Call	A3	1,850,634
960	5.000%, 11/15/25	11/24 at 100.00	A3	1,078,147
515	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2011A, 5.250%, 9/01/19	No Opt. Call	A2	531,511
	Irving, Texas, Hotel Occupancy Tax Revenue Bonds, Series 2014B:
465	4.000%, 8/15/22	8/19 at 100.00	BBB+	469,813
535	4.000%, 8/15/23	8/19 at 100.00	BBB+	539,339

NIQ	Nuveen Intermediate Duration Quality Municipal Term Fund (continued)
Portfolio of Investments August 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 100	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company - Love Field Modernization Program Project, Series 2012, 5.000%, 11/01/20 (Alternative Minimum Tax)	No Opt. Call	A3	$106,187
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Tender Option Bond Trust 2016-XG0058:
100	16.295%, 8/15/22,144A (IF) (4)	No Opt. Call	AA-	153,609
155	16.158%, 8/15/24,144A (IF) (4)	8/23 at 100.00	AA-	252,083
200	16.295%, 8/15/26,144A (IF) (4)	8/23 at 100.00	AA-	317,558
175	16.130%, 8/15/27,144A (IF) (4)	8/23 at 100.00	AA-	273,259
3,000	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior Lien Series 2008D, 6.250%, 12/15/26	No Opt. Call	A-	3,476,460
3,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/27	12/22 at 100.00	A3	3,266,730
360	Texas Public Finance Authority, Revenue Bonds, Texas Southern University Financing System, Series 2011, 6.000%, 5/01/23	5/21 at 100.00	BBB	389,174
14,840	Total Texas			16,487,554
	Utah – 2.4% (1.8% of Total Investments)
3,000	Salt Lake County, Utah, Research Facility Revenue Bonds, Huntsman Cancer Foundation, Series 2013A-1, 5.000%, 12/01/33 (Pre-refunded 12/17/18) (Mandatory put 12/15/20)	12/18 at 100.00	N/R (5)	3,028,710
435	Utah Water Finance Agency, Revenue Bonds, Pooled Loan Financing Program, Series 2017A, 5.000%, 3/01/35	3/27 at 100.00	AA	500,124
600	Utah Water Finance Agency, Revenue Bonds, Pooled Loan Financing Program, Series 2017C, 5.000%, 3/01/34	3/27 at 100.00	AA	691,770
4,035	Total Utah			4,220,604
	Virgin Islands – 1.1% (0.9% of Total Investments)
2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 4.000%, 10/01/22 – AGM Insured	No Opt. Call	AA	2,030,080
	Virginia – 1.2% (0.9% of Total Investments)
1,340	Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution Revenue Bonds, First Tier Series 2016, 5.000%, 7/01/41 – AGM Insured	7/26 at 100.00	AA	1,516,585
535	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Series 2012A, 5.000%, 7/15/21	No Opt. Call	BBB	573,686
1,875	Total Virginia			2,090,271
	Washington – 1.4% (1.0% of Total Investments)
700	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2015A, 5.000%, 4/01/27	10/24 at 100.00	AA-	796,740
1,445	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Series 2018, 5.000%, 7/01/43	7/28 at 100.00	A1	1,622,504
2,145	Total Washington			2,419,244

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	West Virginia – 2.5% (2.0% of Total Investments)
$ 1,035	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Refunding Series 2015A, 1.900%, 3/01/40 (Mandatory Put 4/01/19)	No Opt. Call	A-	$1,034,224
3,000	West Virginia State, General Obligation Bonds, State Road Competitive Series 2018B, 5.000%, 12/01/39	6/28 at 100.00	Aa2	3,464,940
4,035	Total West Virginia			4,499,164
	Wisconsin – 0.4% (0.3% of Total Investments)
	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Tender Option Bond Trust 2015-XF0127:
50	14.876%, 4/01/22,144A (IF) (4)	No Opt. Call	AA-	74,003
100	15.397%, 4/01/23,144A (IF) (4)	No Opt. Call	AA-	161,267
185	15.151%, 4/01/24,144A (IF) (4)	4/23 at 100.00	AA-	291,586
100	15.397%, 4/01/25,144A (IF) (4)	4/23 at 100.00	AA-	157,344
435	Total Wisconsin			684,200
$ 208,278	Total Long-Term Investments (cost $227,833,966)			230,188,652
	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (30.7)% (8)			(54,871,224)
	Other Assets Less Liabilities – 2.0%			3,515,665
	Net Assets Applicable to Common Shares – 100%			$ 178,833,093
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$230,188,652	$ —	$230,188,652

NIQ	Nuveen Intermediate Duration Quality Municipal Term Fund (continued)
Portfolio of Investments August 31, 2018
(Unaudited)
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of August 31, 2018.
Tax cost of investments	$227,682,991
Gross unrealized:
Appreciation	$ 4,634,612
Depreciation	(2,128,951)
Net unrealized appreciation (depreciation) of investments	$ 2,505,661
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(8)	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering cost as a percentage of Total Investments is 23.8%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ETM	Escrowed to maturity.
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Intermediate Duration Quality Municipal Term Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: October 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: October 30, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: October 30, 2018